LOANS (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan purchases	$ 1,209,000
Unpaid principal balances of mortgage and other loans serviced for others	31,697,000	$ 32,447,000
Mortgage servicing rights, balance	107,000	$ 94,000
Loans receivables | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan purchases	$ 1,209,000